Schedule IV - Mortgage Loans on Real Estate Schedule IV - Mortgage Loans on Real Estate	12 Months Ended
Dec. 31, 2012
Mortgage Loans on Real Estate [Abstract]
Schedule IV - Mortgage Loans on Real Estate
Schedule IV—Mortgage Loans on Real Estate
December 31, 2012

Description	Region	Interest Rate	Final Maturity Date	Balloon Amount	Face Amount of Mortgages	Carrying Amount December 31, 2012	Principal Amount of Loans Subject to Delinquent Principal or Interest
Commercial
Commercial building	Western U.S.	LIBOR + 2.00%	2017	$26,400,000	$29,000,000	$29,000,000	$—
Office park	Western U.S.	5.72%	2013	1,873,000	1,873,000	1,873,000	—
Commercial building	Western U.S.	LIBOR + 3.50%	2014	7,032,000	7,032,000	7,032,000	—
Retail	Western U.S.	Prime + 1.00%	2013	615,000	615,000	615,000	—
Commercial building	Western U.S.	6.75%	2016	12,000,000	12,000,000	12,000,000	—
Multifamily
178-unit Apartment building	Western U.S.	Adjustable rate + 2.07%	2022	20,435,000	23,475,000	23,475,000	—
217-unit Multifamily property	Western U.S.	3.35%	2023	22,188,000	26,000,000	26,000,000	—
366-unit Apartment building	Western U.S.	4.71%	2020	23,254,000	26,303,000	27,988,000	—
366-unit Apartment building	Western U.S.	5.43%	2020	4,707,000	5,251,000	5,829,000	—
204-unit Apartment building	Western U.S.	4.19%	2018	13,290,000	14,357,000	14,357,000	—
Land
Land, Alto Ave	Western U.S.	Prime + 1.00%	2013	1,642,000	1,642,000	1,642,000	—
Industrial/Land	Western U.S.	Prime + 1.00%	2013	2,134,000	2,134,000	2,134,000	—
Other
Notes receivable	United Kingdom	LIBOR + 5.00%	2015	78,706,000	$78,705,000	78,705,000	—
				$214,276,000	$228,387,000	$230,650,000	$—

Kennedy-Wilson Holdings, Inc. and Subsidiaries
Schedule IV—Mortgage Loans on Real Estate (continued)
December 31, 2012

Activity for the year ended December 31, 2012 is as follows:

Balance - December 31, 2011	$30,748,000
New Mortgage Loans	200,461,000
Other Additions	—
Amortization of mortgage premium	—
Collections of principal	—
Foreclosures	—
Loan Loss Reserve	—
Other Deductions	(559,000)
Balance - December 31, 2012	$230,650,000

See accompanying report of independent registered public accounting firm.